Calvert
Global Small-Cap Equity Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Australia — 2.5%
BlueScope Steel Ltd.	3,433	$ 52,314
CAR Group Ltd.	8,354	205,736
Data#3 Ltd.	24,438	122,402
IGO Ltd.	9,503	26,181
Steadfast Group Ltd.	37,422	148,216
		$ 554,849
Belgium — 0.6%
KBC Ancora	1,973	$ 135,823
		$135,823
Bermuda — 0.7%
Hamilton Insurance Group Ltd., Class B(1)	6,691	$144,659
		$144,659
Canada — 2.7%
Agnico Eagle Mines Ltd.	961	$114,494
Allied Properties Real Estate Investment Trust	9,227	116,273
Descartes Systems Group, Inc.(1)	1,320	134,089
Killam Apartment Real Estate Investment Trust	8,661	124,724
Lumine Group, Inc.(1)(2)	2,548	89,496
		$579,076
France — 1.3%
IPSOS SA	5,146	$276,408
		$276,408
Germany — 1.2%
Jenoptik AG	6,821	$157,452
Schott Pharma AG & Co. KGaA	3,467	116,202
		$273,654
Italy — 3.0%
Amplifon SpA(3)	10,606	$249,091
BFF Bank SpA(1)(4)	11,057	121,393
Moncler SpA	2,080	118,646
Reply SpA	1,004	173,511
		$662,641
Japan — 11.3%
Allegro MicroSystems, Inc.(1)	4,129	$141,170
As One Corp.	7,395	127,611
Asahi Intecc Co. Ltd.	5,807	91,867
BayCurrent, Inc.	2,855	146,874
Chiba Bank Ltd.	11,978	110,697
Cosmos Pharmaceutical Corp.	2,944	186,840
Goldwin, Inc.	3,475	195,415
Hikari Tsushin, Inc.	379	111,906
Hoshino Resorts REIT, Inc.	123	205,861
Japan Exchange Group, Inc.	9,955	100,844
Security	Shares	Value
Japan (continued)
JMDC, Inc.	4,520	$ 124,612
Kotobuki Spirits Co. Ltd.	11,413	162,795
Relo Group, Inc.	18,148	215,380
Riken Keiki Co. Ltd.(3)	9,350	195,664
Sanwa Holdings Corp.	5,246	173,987
USS Co. Ltd.	14,948	164,741
		$ 2,456,264
Luxembourg — 0.0%†
APERAM SA	302	$9,780
		$9,780
Netherlands — 2.8%
BE Semiconductor Industries NV(3)	486	$72,683
Euronext NV(4)	1,307	223,944
IMCD NV(3)	1,527	205,374
Topicus.com, Inc.(1)	796	99,729
		$601,730
Singapore — 0.4%
Daiwa House Logistics Trust	186,213	$82,765
		$82,765
Sweden — 1.4%
AddTech AB, Class B	4,966	$169,299
Boliden AB(1)	499	15,593
Thule Group AB(4)	3,989	114,898
		$299,790
Switzerland — 0.8%
Straumann Holding AG	1,323	$173,167
		$173,167
United Kingdom — 12.1%
Babcock International Group PLC	18,501	$291,389
Cerillion PLC(3)	9,111	194,510
Cranswick PLC	1,929	141,690
Diploma PLC	4,132	277,381
DiscoverIE Group PLC	29,597	265,177
Games Workshop Group PLC	621	138,224
Greggs PLC	7,137	188,196
Hilton Food Group PLC	9,940	118,203
JTC PLC(4)	26,571	311,257
Supermarket Income REIT PLC	204,539	238,824
Volution Group PLC	28,321	229,799
Wise PLC, Class A(1)	10,886	155,511
Zegona Communications PLC(1)	9,598	92,498
		$2,642,659
United States — 57.4%
A.O. Smith Corp.	3,738	$245,101
AAON, Inc.	2,114	155,908

Calvert
Global Small-Cap Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Addus HomeCare Corp.(1)	1,277	$ 147,098
Advance Auto Parts, Inc.	1,123	52,208
Advanced Drainage Systems, Inc.	1,103	126,691
Albany International Corp., Class A	2,486	174,343
Alliant Energy Corp.	1,493	90,282
American Financial Group, Inc.	1,517	191,461
AptarGroup, Inc.	2,307	360,884
Aramark	6,910	289,322
Atmus Filtration Technologies, Inc.	4,814	175,326
AZZ, Inc.	1,479	139,736
Badger Meter, Inc.	817	200,124
Balchem Corp.	955	152,036
Burlington Stores, Inc.(1)	1,133	263,581
Caris Life Sciences, Inc.(1)	2,238	59,799
Casey's General Stores, Inc.	108	55,109
CBIZ, Inc.(1)	5,261	377,266
CCC Intelligent Solutions Holdings, Inc.(1)	20,391	191,879
CDW Corp.	813	145,194
Certara, Inc.(1)	5,066	59,272
Chemed Corp.	553	269,272
Church & Dwight Co., Inc.	957	91,977
Clearwater Analytics Holdings, Inc., Class A(1)	3,951	86,645
CMS Energy Corp.	1,378	95,468
Commerce Bancshares, Inc.	6,370	396,023
Core & Main, Inc., Class A(1)	6,155	371,454
Dayforce, Inc.(1)	1,923	106,515
Diodes, Inc.(1)	2,262	119,637
Domino's Pizza, Inc.	351	158,161
Donaldson Co., Inc.	2,899	201,046
Dorman Products, Inc.(1)	2,037	249,879
EastGroup Properties, Inc.	1,343	224,442
Equity LifeStyle Properties, Inc.	4,122	254,204
ESCO Technologies, Inc.	1,453	278,787
Euronet Worldwide, Inc.(1)	896	90,837
First American Financial Corp.	2,192	134,567
First Financial Bankshares, Inc.	7,558	271,937
Franklin Electric Co., Inc.	2,485	223,004
Graco, Inc.	2,890	248,453
Group 1 Automotive, Inc.	381	166,387
Hayward Holdings, Inc.(1)	4,985	68,793
Hexcel Corp.	2,704	152,749
John Wiley & Sons, Inc., Class A	2,070	92,384
Kemper Corp.	1,860	120,044
Kinsale Capital Group, Inc.	317	153,396
Landstar System, Inc.	1,061	147,500
LKQ Corp.	3,547	131,275
LPL Financial Holdings, Inc.	682	255,730
Manhattan Associates, Inc.(1)	332	65,560
Meritage Homes Corp.	891	59,670
Middleby Corp.(1)	1,376	198,144
nCino, Inc.(1)	2,690	75,239
Security	Shares	Value
United States (continued)
Neurocrine Biosciences, Inc.(1)	1,586	$ 199,344
Nordson Corp.	666	142,770
Novanta, Inc.(1)	466	60,081
NVR, Inc.(1)	19	140,328
ON Semiconductor Corp.(1)	2,175	113,992
Performance Food Group Co.(1)	3,139	274,568
Progress Software Corp.	507	32,367
Quaker Chemical Corp.	1,284	143,731
Rexford Industrial Realty, Inc.	4,015	142,814
Ryan Specialty Holdings, Inc.	2,413	164,060
Selective Insurance Group, Inc.	900	77,985
SouthState Corp.	2,941	270,660
SPS Commerce, Inc.(1)	682	92,813
Teradyne, Inc.	1,016	91,359
Tradeweb Markets, Inc., Class A	1,868	273,475
Tyler Technologies, Inc.(1)	143	84,776
Universal Display Corp.	561	86,652
Valvoline, Inc.(1)	7,092	268,574
W.R. Berkley Corp.	1,668	122,548
White Mountains Insurance Group Ltd.	131	235,239
Wyndham Hotels & Resorts, Inc.	3,511	285,128
		$12,515,063
Total Common Stocks (identified cost $16,918,640)		$21,408,328

Short-Term Investments — 2.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	514,521	$ 514,521
Total Short-Term Investments (identified cost $514,521)		$ 514,521

Total Investments — 100.5% (identified cost $17,433,161)	$21,922,849
Other Assets, Less Liabilities — (0.5)%	$ (114,522)
Net Assets — 100.0%	$21,808,327

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

Calvert
Global Small-Cap Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $89,496 or 0.4% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $775,144 and the total market value of the collateral received by the Fund was $814,842, comprised of U.S. government and/or agencies securities.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $771,492 or 3.5% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	24.8%
Financials	19.3
Consumer Discretionary	13.7
Information Technology	13.0
Health Care	7.4
Real Estate	7.4
Consumer Staples	4.7
Materials	4.0
Communication Services	3.1
Utilities	0.8
Total	98.2%

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $514,521, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$300,524	$4,116,160	$(3,902,163)	$ —	$ —	$514,521	$5,372	514,521

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Small-Cap Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$554,849	$ —	$554,849
Belgium	—	135,823	—	135,823
Bermuda	144,659	—	—	144,659
Canada	579,076	—	—	579,076
France	—	276,408	—	276,408
Germany	—	273,654	—	273,654
Italy	—	662,641	—	662,641
Japan	141,170	2,315,094	—	2,456,264
Luxembourg	—	9,780	—	9,780
Netherlands	99,729	502,001	—	601,730
Singapore	—	82,765	—	82,765
Sweden	—	299,790	—	299,790
Switzerland	—	173,167	—	173,167
United Kingdom	—	2,642,659	—	2,642,659
United States	12,515,063	—	—	12,515,063
Total Common Stocks	$13,479,697	$7,928,631(1)	$ —	$21,408,328
Short-Term Investments	$514,521	$ —	$ —	$514,521
Total Investments	$13,994,218	$7,928,631	$ —	$21,922,849

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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